INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 8. INCOME TAX

The following is a summary of the Company's net deferred tax asset (liability):

	December 31,	December 31,
	2020	2019

Deferred tax asset (liability)
Startup and organizational expenses	$148,348	$—
Unrealized gain on marketable securities	(976)	(9,657)
Total deferred tax asset (liability)	147,372	(9,657)
Valuation Allowance	(148,348)	—
Deferred tax asset (liability), net of allowance	$(976)	$(9,657)

The income tax provision consists of the following:

	December 31,	December 31,
	2020	2019

Federal
Current expense	$495,442	$1,237,860
Deferred (benefit) expense	(157,029)	9,657

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	148,348	—

Income tax provision	$486,761	$1,247,517

As of December 31, 2020 and 2019, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from January 1, 2020 through December 31, 2020, the change in the valuation allowance was $148,348.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	9.2%	0.0%
Income tax provision	30.2%	21.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.